Supplemental Financial Information (unaudited)	12 Months Ended
Dec. 31, 2012
Supplemental Financial Information (unaudited)
Supplemental Financial Information (unaudited)

14. Supplemental Financial Information (unaudited)

Unaudited Quarterly Financial Information:

Supplementary Financial Information

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in thousands)
2012:
Operating revenue	$435,494	$484,551	$549,322	$492,986
Operating income	12,900	29,328	74,933	12,237
Nonoperating loss	(1,041)	(23,019)	(1,130)	(18,422)
Net income (loss)	7,258	3,904	45,483	(3,408)
Net income (loss) per common stock share:
Basic	0.14	0.08	0.88	(0.07)
Diluted	0.14	0.07	0.86	(0.07)
2011:
Operating revenue	$365,609	$395,015	$455,859	$433,975
Operating income (loss)	(4,945)	(70,181)	60,947	34,462
Nonoperating income (loss)	6,431	(12,392)	(13,621)	(1,783)
Net income (loss)	855	(50,042)	25,617	20,921
Net income (loss) per common stock share:
Basic	0.02	(0.99)	0.50	0.41
Diluted	0.02	(0.99)	0.50	0.40

In the fourth quarter of 2012, the Company recorded a net frequent flyer pre-tax adjustment of $7.3 million to correct an error in the Company's accounting for its sale of mileage credits to companies participating in the Company's frequent flyer program that are deferred and recognized as passenger revenue. The correction resulted in a change in the deferral period from 19 to 22 months. The error primarily relates to prior periods and the impact of the error was not material to any prior period or the 2012 fiscal year.

In the second quarter of 2011, the Company entered into a purchase agreement with the lessor for the purchase of fifteen Boeing 717-200 aircraft. The excess of the purchase price paid over the fair value of the aircraft, which was $70.0 million, was recognized as a cost of terminating the leases and recorded on the Consolidated Statements of Operations.

The sum of the quarterly earnings per share amounts does not equal the annual amount reported since per share amounts are computed independently for each quarter and for the full year based on respective weighted-average common shares outstanding and other dilutive potential common shares.